Derivatives and Hedging Activities	12 Months Ended
Mar. 31, 2011
Derivatives and Hedging Activities
Derivatives and Hedging Activities
(17)	Derivatives and Hedging Activities

The Company operates internationally, giving rise to significant exposure to market risks arising from changes in foreign exchange rates, interest rates and commodity prices. The Company assesses these risks by continually monitoring changes in these exposures and by evaluating hedging opportunities. Derivative financial instruments utilized by the Company to hedge these risks are comprised principally of foreign exchange contracts, interest rate swaps, cross currency swaps and commodity derivatives. The Company does not hold or issue derivative financial instruments for trading purpose.

Amounts included in accumulated other comprehensive income (loss) at March 31, 2011 are expected to be recognized in earnings principally over the next twelve months. The maximum term over which the Company is hedging exposures to the variability of cash flows for foreign currency exchange risk is approximately five months.

The Company is exposed to credit risk in the event of non-performance by counterparties to the derivative contracts, but such risk is considered mitigated by the high credit rating of the counterparties.

The contract amounts of foreign exchange contracts, interest rate swaps, cross currency swaps and commodity futures at March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011	2010
Forward:
To sell foreign currencies	397,580	375,430
To buy foreign currencies	225,444	196,439
Cross currency swaps	47,668	31,797
Interest rate swaps	31,170	33,702
Commodity futures:
To sell commodity	128,411	40,194
To buy commodity	160,483	113,682

The fair values of derivative instruments at March 31, 2011 are as follows:

	Yen (millions)
	Asset derivatives		Liability derivatives
	Consolidated balance sheet location	Fair value	Consolidated balance sheet location	Fair value
Derivatives designated as hedging instruments under ASC 815:
Foreign exchange contracts	Other current assets	252	Other current liabilities	(4,584)
Commodity futures	Other current assets	15,658	Other current liabilities	(601)

Total derivatives designated as hedging instruments under ASC 815		15,910		(5,185)

Derivatives not designated as hedging instruments under ASC 815:
Foreign exchange contracts	Other current assets	1,619	Other current liabilities	(3,238)
Cross currency swaps	—	—	Other current liabilities	(462)
Interest rate swaps	Other current assets	0	—	—
Commodity futures	Other current assets	4,732	Other current liabilities	(4,732)

Total derivatives not designated as hedging instruments under ASC 815		6,351		(8,432)

Total derivatives		22,261		(13,617)

The fair values of derivative instruments at March 31, 2010 are as follows:

	Yen (millions)
	Asset derivatives		Liability derivatives
	Consolidated balance sheet location	Fair value	Consolidated balance sheet location	Fair value
Derivatives designated as hedging instruments under ASC 815:
Foreign exchange contracts	Other current assets	415	Other current liabilities	(1,971)
Commodity futures	Other current assets	11,330	Other current liabilities	(3,345)

Total derivatives designated as hedging instruments under ASC 815		11,745		(5,316)

Derivatives not designated as hedging instruments under ASC 815:
Foreign exchange contracts	Other current assets	8,590	Other current liabilities	(2,307)
Cross currency swaps	—	—	Other current liabilities	(283)
Interest rate swaps	Other current assets	23	—	—
Commodity futures	Other current assets	1,231	Other current liabilities	(1,231)

Total derivatives not designated as hedging instruments under ASC 815		9,844		(3,821)

Total derivatives		21,589		(9,137)

The effect of derivative instruments on the consolidated statement of operations for the year ended March 31, 2011 is as follows:

Yen (millions)
Hedging instruments in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Commodity futures	Other income (deductions)	(1,724)

Total		(1,724)

Yen (millions)
Related hedged items in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Trade accounts receivable (payable)	Other income (deductions)	3,181

Total		3,181

Fair value hedges resulted in gains of 1,457 million yen of ineffectiveness.

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Amount of gain or (loss) recognized in OCI on derivative (effective portion)	Location of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)
Foreign exchange contracts	7,662	Other income (deductions)	11,501
Commodity futures	8,463	Cost of sales	1,446

Total	16,125		12,947

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Location of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)
Foreign exchange contracts	Other income (deductions)	539
Commodity futures	—	—

Total		539

Yen (millions)
Derivatives not designated as hedging instruments under ASC 815	Location of gain or (loss) recognized in operations on derivative	Amount of gain or (loss) recognized in operations on derivative
Foreign exchange contracts	Other income (deductions)	7,707
Cross currency swaps	Other income (deductions)	(179)
Interest rate swaps	Other income (deductions)	(23)
Commodity futures	Other income (deductions)	0

Total		7,505

The effect of derivative instruments on the consolidated statement of operations for the year ended March 31, 2010 is as follows:

Yen (millions)
Hedging instruments in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Commodity futures	Other income (deductions)	41,003

Total		41,003

Yen (millions)
Related hedged items in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Trade accounts receivable (payable)	Other income (deductions)	(39,024)

Total		(39,024)

Fair value hedges resulted in gains of 1,979 million yen of ineffectiveness.

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Amount of gain or (loss) recognized in OCI on derivative (effective portion)	Location of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)
Foreign exchange contracts	(613)	Other income (deductions)	(4,599)
Cross currency swaps	(291)	Other income (deductions)	(16)
Commodity futures	3,611	Cost of sales	(42)

Total	2,707		(4,657)

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Location of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)
Foreign exchange contracts	Other income (deductions)	1,228
Cross currency swaps	—	—
Commodity futures	—	—

Total		1,228

Yen (millions)
Derivatives not designated as hedging instruments under ASC 815	Location of gain or (loss) recognized in operations on derivative	Amount of gain or (loss) recognized in operations on derivative
Foreign exchange contracts	Other income (deductions)	2,950
Cross currency swaps	Other income (deductions)	(1,543)
Interest rate swaps	Other income (deductions)	(3)
Commodity futures	Other income (deductions)	0

Total		1,404

The effect of derivative instruments on the consolidated statement of operations for the three months ended March 31, 2009 is as follows:

Yen (millions)
Hedging instruments in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Commodity futures	Other income (deductions)	5,700

Total		5,700

Yen (millions)
Related hedged items in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Trade accounts receivable (payable)	Other income (deductions)	(5,352)

Total		(5,352)

Fair value hedges resulted in gains of 348 million yen of ineffectiveness.

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Amount of gain or (loss) recognized in OCI on derivative (effective portion)	Location of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)
Foreign exchange contracts	(9,251)	Other income (deductions)	2,355
Cross currency swaps	(90)	Other income (deductions)	(16)
Commodity futures	2,484	Cost of sales	(1,879)

Total	(6,857)		460

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Location of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)
Foreign exchange contracts	Other income (deductions)	(1,226)
Cross currency swaps	—	—
Commodity futures	—	—

Total		(1,226)

Yen (millions)
Derivatives not designated as hedging instruments under ASC 815	Location of gain or (loss) recognized in operations on derivative	Amount of gain or (loss) recognized in operations on derivative
Foreign exchange contracts	Other income (deductions)	814
Cross currency swaps	Other income (deductions)	1,624
Commodity futures	Other income (deductions)	0

Total		2,438